July 26, 2016

DREYFUS MUNICIPAL FUNDS, INC.

-Dreyfus High Yield Municipal Bond Fund

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

Supplement to Statement of Additional Information dated

September 1, 2015, as revised or amended

September 4, 2015, October 1, 2015, October 6, 2015, November 6, 2015, December 31, 2015, February 1, 2016, March 1, 2016, March 31, 2016, April 1, 2016, and April 29, 2016

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled “Certain Portfolio Manager Information”:

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

Jeffrey Burger[1]	10	$4,685,328,962	1	$305,807,416	317	$940,649,672
Daniel Rabasco[1]	12	$6,998,713,915	5	$1,483,504,554	12	$1,849,693,631

                1Because Messrs. Burger and Rabasco became primary portfolio managers of Dreyfus New York Tax Exempt Bond Fund, Inc. and Dreyfus High Yield Municipal Bond Fund, respectively, as of July 25, 2016, their information is as of June 30, 2016.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.  If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts

Jeffrey Burger[1]	Other Pooled Investment Vehicles	N/A	N/A
	Other Accounts	N/A	N/A
Daniel Rabasco[1]	Other Pooled Investment Vehicles	N/A	N/A
	Other Accounts	N/A	N/A

1Because Messrs. Burger and Rabasco became primary portfolio managers of Dreyfus New York Tax Exempt Bond Fund, Inc. and Dreyfus High Yield Municipal Bond Fund, respectively, as of July 25, 2016, their information is as of June 30, 2016.

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The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

Jeffrey Burger	DHYMBF[1]	None
	DNYTEBF[1]	None
Daniel Rabasco	DHYMBF[1]	None
	DNYTEBF[1]	None

1 Messrs. Burger and Rabasco became primary portfolio managers of Dreyfus New York Tax Exempt Bond Fund, Inc. and Dreyfus High Yield Municipal Bond Fund, respectively, as of July 25, 2016, and on that date they did not own shares of the respective funds.

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